Submission	Sep. 23, 2026
Submission [Line Items]
Central Index Key	0002018222
Registrant Name	707 Cayman Holdings Ltd.
Registration File Number	333-297458
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES